Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net sales				$ 781,455
Cost of goods sold				744,279
Operating expenses:
Amortization expense	21,832
Net loss per common share:
Gross profit				37,176
Personnel costs	335,230	373,714	3,207,110	2,473,730
Sales and marketing			44,095	14,854
General and administrative	295,349	396,470	3,939,131	2,338,599
Legal and professional fees	1,458,257	225,520	757,828	1,744,834
Research and development	17,122		43,663
Total operating expenses	2,127,790	995,704	7,991,827	6,572,017
Loss from operations	(2,127,790)	(995,704)	(7,991,827)	(6,534,841)
Interest expense - net	(36,023)	(202,609)	(2,189,959)	(236,912)
Gain on foreign exchange	11,508	34,770	47,144	(88,690)
Total other expenses	(24,515)	(167,839)	(2,142,815)	(325,602)
Net loss from continuing operations, before taxes	(2,152,305)	(1,163,543)	(10,134,642)	(6,860,443)
Income taxes
Net loss from continuing operations	(2,152,305)	(1,163,543)	(10,134,642)	(6,860,443)
Net gain from discontinued operations, net of tax		116,616	(2,725,001)	(4,955,464)
Net loss	(2,152,305)	(1,046,927)	(12,859,643)	(11,815,907)
Comprehensive loss from discontinued operations
Comprehensive loss	$ (2,152,305)	$ (1,046,927)	$ (12,859,643)	$ (11,815,907)
Loss from continuing operations - basic and diluted (in Dollars per share)	$ (0.01)	$ (0.01)	$ (0.06)	$ (0.07)
Gain / (loss) from discontinued operations - basic and diluted (in Dollars per share)			(0.02)	(0.05)
Loss per common share - basic and diluted (in Dollars per share)	$ (0.01)	$ (0.01)	$ (0.08)	$ (0.12)
Weighted average common shares outstanding—basic and diluted (in Shares)	198,268,853	98,257,687	157,509,715	99,863,059